Description of Organization and Business Operations (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Aggregate commitment		$ 1,081,598,000
Class of warrant or right, exercise price of warrants or rights	$ 11.50	$ 11.50	$ 11.50
Deferred Underwriting Fee Payable Non current	$ 0	$ 38,500,000	$ 0
Current asset - cash	34,000	3,189,455	34,000
Working capital deficit	$ 261,380		$ 261,380
Temporary Equity, Redemption Price Per Share	$ 10.00		$ 10.00
Maximum Percentage Of Shares Eligible From Redemption	15.00%		15.00%
Dissolution Expenses Payable	$ 100,000		$ 100,000
Working Capital Requirement Fund Annual Limit	1,000,000
Unrecognized tax benefits	0	0	0
Unrecognized tax benefits income tax penalties and accrued interest	$ 0	0	$ 0
Weighted average number of shares, common stock subject to repurchase or cancellation	2,500,000		2,500,000
Cash FDIC insured amount	$ 250,000	$ 250,000	$ 250,000
Churchill Sponsor LLC [Member]
Business Combination Aggregate Fair Market Value On Assets Held In Trust Percentage	80.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	$ 5,000,001		$ 5,000,001
IPO
Stock issued during period, shares, new issues	100,000,000	110,000,000
Shares issued, price per share	$ 10.00	$ 10.00	$ 10.00
Over-allotment option
Stock issued during period, shares, new issues	110,000,000	10,000,000
Number Of warrants issued	23,000,000
Private Placement
Number Of warrants issued	21,000,000	23,000,000
Class of warrant or right, exercise price of warrants or rights	$ 1.00	$ 1.00	$ 1.00